Significant Accounting Policies	6 Months Ended
Jun. 30, 2022
Significant Accounting Policies [Abstract]
SIGNIFICANT ACCOUNTING POLICIES
NOTE 3:	SIGNIFICANT ACCOUNTING POLICIES

The Company’s significant accounting policies and methods of computation adopted in the preparation of the interim consolidated financial statements are consistent with those followed in the preparation of the annual consolidated financial statements for 2021.